Investment Objectives and Goals	Apr. 30, 2026
Morningstar Conservative ETF Asset Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Morningstar Conservative ETF Asset Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks to provide investors with current income and preservation of capital.
Morningstar Income and Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Morningstar Income and Growth ETF Asset Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks to provide investors with current income and capital appreciation.
Morningstar Balanced ETF Asset Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Morningstar Balanced ETF Asset Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks to provide investors with capital appreciation and some current income.
Morningstar Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Morningstar Growth ETF Asset Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks to provide investors with capital appreciation.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks to provide investors with capital appreciation.
ALPS/Alerian Energy Infrastructure Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ALPS | Alerian Energy Infrastructure Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).

ALPS Global Opportunity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ALPS Global Opportunity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.